CONDENSED, CONSOLIDATED BALANCE SHEETS (USD $) In Thousands, unless otherwise specified	Mar. 31, 2013	Dec. 31, 2012	Mar. 31, 2012	Dec. 31, 2011	Dec. 31, 2010	Dec. 31, 2009
ASSETS
Cash and cash equivalents, including interest bearing accounts	$ 3,255,269	$ 3,027,587	$ 2,352,436	$ 1,975,009	$ 3,067,697	$ 336,911
Restricted cash, including interest bearing accounts	391,963	695,388		414,807
Net investment in finance and sales-type leases	92,264	93,936		81,746
Flight equipment	48,625,345	48,419,478		47,620,895
Less accumulated depreciation	14,322,730	13,951,169		12,118,607
Flight equipment under operating leases, net	34,302,615	34,468,309		35,502,288
Deposits on flight equipment purchases	597,703	470,200		298,782
Lease receivables and other assets	754,635	785,602		599,734
Deferred debt issue costs, less accumulated amortization	279,734	269,335		288,878
Total assets	39,674,183	39,810,357		39,161,244
LIABILITIES AND SHAREHOLDERS' EQUITY
Accrued interest and other payables	485,588	566,219		447,521
Current income taxes and other tax liabilities	262,007	269,846		253,600
Secured debt financing, net of deferred debt discount	9,219,713	9,489,247		9,764,631
Unsecured debt financing, net of deferred debt discount	13,914,655	13,853,540		13,619,641
Subordinated debt	1,000,000	1,000,000		1,000,000
Derivative liabilities	16,718	20,933		31,756
Security deposits, deferred overhaul rental and other customer deposits	2,614,679	2,524,981		2,307,637
Deferred income taxes	4,166,695	4,142,723		4,204,589
Commitments and Contingencies - Note L
SHAREHOLDERS' EQUITY
Market Auction Preferred Stock, $100,000 per share liquidation value; Series A and B, each having 500 shares issued and outstanding	100,000	100,000		100,000
Common stock - no par value; 100,000,000 authorized shares, 45,267,723 issued and outstanding	1,053,582	1,053,582		1,053,582
Paid-in capital	1,261,904	1,262,551		1,243,225
Accumulated other comprehensive loss	(10,029)	(12,491)	(19,901)	(19,637)
Retained earnings	5,588,671	5,539,226		5,154,699
Total shareholders' equity	7,994,128	7,942,868		7,531,869	8,225,007	8,655,089
Total liabilities and shareholders' equity	$ 39,674,183	$ 39,810,357		$ 39,161,244